Development-Stage Risks and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Development-Stage Risks and Liquidity
Development-Stage Risks and Liquidity
(2)	Development-Stage Risks and Liquidity

The Company has incurred losses and negative cash flows from operations since inception and has an accumulated deficit of $324.6 million as of June 30, 2025. The Company anticipates incurring additional losses for the foreseeable future as it seeks to close the OrthoCellix Merger. As of June 30, 2025, the Company had cash and cash equivalents of $2.0 million. Based on current projections, the Company believes that it does not have sufficient cash and cash equivalents to support its operations for more than one year following the date that these financial statements are issued. As a result of these conditions, substantial doubt exists about the Company’s ability to continue as a going concern. In addition, changing circumstances could cause the Company to consume capital significantly faster than currently anticipated, and the Company may need to spend more than currently expected because of circumstances beyond its control. The Company’s cash forecast contains estimates and assumptions, and management cannot predict the timing of all cash receipts and expenditures with certainty. The accompanying unaudited consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liability that might result from the outcome of this uncertainty.

The Company’s future operations are highly dependent on the success of the OrthoCellix Merger. In the event the OrthoCellix Merger does not close, the Company will have a limited ability to continue its current operations. Although the Company’s board of directors may elect, among other things, to attempt to identify and complete another strategic transaction if the OrthoCellix Merger does not close, the Company’s board of directors may instead commence bankruptcy or take steps necessary to liquidate or dissolve the Company’s business and assets.

In addition, if the Company were to resume its historical research and development activities, the Company would be subject to those risks associated with any specialty biotechnology company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants.

(2)Development-Stage Risks and Liquidity

The Company has incurred losses and negative cash flows from operations since inception and has an accumulated deficit of $305.6 million as of December 31, 2024. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales from its product candidates currently in development. As of December 31, 2024, the Company had cash and cash equivalents of $17.9 million. Based on current projections, the Company believes that it does not have sufficient cash and cash equivalents to support its operations for more than one year following the date that these financial statements are issued. As a result of these conditions, substantial doubt exists about the Company’s ability to continue as a going concern. In addition, changing circumstances could cause the Company to consume capital significantly faster than currently anticipated, and the Company may need to spend more than currently expected because of circumstances beyond its control. The Company’s cash forecast contains estimates and assumptions, and management cannot predict the timing of all cash receipts and expenditures with certainty. The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liability that might result from the outcome of this uncertainty.

Management is currently evaluating different strategies to maximize value and prepare to wind down the Company’s business. Potential strategic alternatives to be explored and evaluated may include, among other transactions, the sale, license, monetization or divestiture of one or more of the Company’s assets or technologies, a strategic collaboration or partnership with one or more parties or the merger or sale of the Company. There is no assurance regarding when or if this strategic review process will result in any type of transaction.

The Company is subject to those risks associated with any specialty biotechnology company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants.